Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes
Schedule of significant components of the Company's deferred tax assets

	December 31,
	2012	2013
Deferred tax assets:
Net operating losses	$3,116,214	$5,159,176
Research and development credits	1,653,174	2,801,924
Research and development expenses capitalized for tax purposes	20,042,703	26,936,217
Deferred rent	40,350	140,873
Depreciation	487,224	652,104
Other temporary differences	497,268	628,296

Total deferred tax assets	25,836,933	36,318,590
Deferred tax liabilities:
Prepaid expenses	(44,561)	(80,311)

Total deferred tax liabilities	(44,561)	(80,311)

Net deferred tax assets	25,792,372	36,238,279
Less valuation allowance	(25,792,372)	(36,238,279)

Net deferred tax asset	$—	$—

Schedule of reconciliation of income tax expense computed at the statutory federal income tax rate to income taxes as reflected in the financial statements

	December 31,
	2012	2013
Percent of pre-tax income:
U.S. federal statutory income tax rate	34.0%	34.0%
Permanent Differences	0.0%	(0.5)%
State taxes, net of federal benefit	6.6%	6.5%
Research and development credit	0.0%	1.9%
Change in valuation allowance	(40.6)%	(41.9)%

Effective income tax rate	0.0%	0.0%